Eaton Vance
Arizona Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.4%
Security	Principal Amount (000's omitted)	Value
Education — 12.1%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$ 223,413
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/40(1)	350	311,567
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	42,079
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	525	435,067
Arizona State University, 5.00%, 7/1/36	1,150	1,163,616
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation), (AMT), 2.125%, 7/1/33	250	184,260
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	430	333,888
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 4.00%, 7/1/41(1)	500	386,480
Northern Arizona University, 5.00%, 6/1/38	1,000	1,011,140
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	500	426,895
Pima County Community College District, AZ, 5.00%, 7/1/35	720	749,981
University of Arizona:
5.00%, 6/1/38	1,500	1,516,935
5.00%, 6/1/42	1,500	1,522,005
		$ 8,307,326
Electric Utilities — 9.1%
Mesa, AZ, Utility Systems Revenue:
4.00%, 7/1/31	$1,160	$ 1,130,582
5.00%, 7/1/36	1,000	1,066,580
Pinal County Electrical District No. 3, AZ, 5.00%, 7/1/33	1,000	1,026,420
Salt River Project Agricultural Improvement and Power District, AZ:
5.00%, 1/1/45	1,000	1,020,170
5.00%, 1/1/50	2,000	2,039,360
		$ 6,283,112
General Obligations — 12.7%
Glendale, AZ, 5.00%, 7/1/43	$550	$ 565,152
Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/42	1,550	1,345,183
Phoenix Union High School District No. 210, AZ, 4.00%, 7/1/39	300	268,971
Puerto Rico:
0.00%, 7/1/33	750	429,593
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
5.625%, 7/1/29	$1,000	$ 1,023,240
Scottsdale, AZ, 4.00%, 7/1/39	1,500	1,374,330
Tempe, AZ:
5.00%, 7/1/24	1,000	1,007,910
5.00%, 7/1/43	1,000	1,035,430
Tolleson Union High School District No. 214, AZ:
5.00%, 7/1/24	500	503,525
5.00%, 7/1/39	800	831,816
Western Maricopa Education Center District No. 402, AZ, 4.50%, 7/1/34	350	333,977
		$ 8,719,127
Hospital — 8.2%
Arizona Health Facilities Authority, (Banner Health), (LOC: Bank of America, N.A.), 3.87%, 1/1/46(2)	$900	$ 900,000
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	1,665	1,573,092
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	500	430,240
Series 2019-E, 4.00%, 1/1/45	1,000	844,260
Maricopa County Industrial Development Authority, AZ, (HonorHealth), 5.00%, 9/1/32	400	409,160
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	500,095
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/32	1,005	1,004,608
		$ 5,661,455
Housing — 2.3%
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	$500	$ 477,980
5.00%, 7/1/44	250	231,750
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	415	418,283
5.00%, 7/1/37	500	485,510
		$ 1,613,523
Industrial Development Revenue — 6.3%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	$2,000	$ 2,014,820

Eaton Vance
Arizona Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	$500	$ 386,410
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.):
3.60%, 2/1/40	250	196,570
4.50%, 8/1/42	850	726,155
Yavapai County Industrial Development Authority, AZ, (Republic Services, Inc.), 3.95% to 12/1/23 (Put Date), 4/1/29	1,000	1,000,000
		$ 4,323,955
Insured - Electric Utilities — 1.0%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$485	$ 480,427
Series SS, (NPFG), 5.00%, 7/1/25	245	243,047
		$ 723,474
Insured - General Obligations — 12.7%
Apache Junction Unified School District No. 43, AZ, (AGM), 5.00%, 7/1/24	$1,200	$ 1,208,388
Cartwright Elementary School District No. 83, AZ, (AGM), 5.25%, 7/1/42	1,390	1,441,374
Maricopa County Elementary School District No. 2, AZ, (AGM), 5.00%, 7/1/34	1,000	1,070,480
Maricopa County Elementary School District No. 3, AZ, (AGM), 5.00%, 7/1/25	2,670	2,720,116
Maricopa County Elementary School District No. 25, AZ, (AGM), 4.375%, 7/1/42	2,120	1,953,813
Maricopa County Elementary School District No. 66, AZ, (BAM), 4.00%, 7/1/39	400	351,484
		$ 8,745,655
Insured - Lease Revenue/Certificates of Participation — 1.9%
Higley Unified School District No. 60, AZ, Certificates of Participation:
(AGM), 4.125%, 6/1/42	$500	$ 433,950
(AGM), 4.25%, 6/1/47	1,000	851,050
		$ 1,285,000
Insured - Special Tax Revenue — 4.4%
Glendale, AZ, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$ 1,268,613
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	1,635	1,770,754
		$ 3,039,367
Security	Principal Amount (000's omitted)	Value
Other Revenue — 1.9%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,355	$ 1,315,339
		$ 1,315,339
Senior Living/Life Care — 2.1%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$500	$ 416,680
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	206,395
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/29	380	346,081
4.00%, 12/1/30	500	448,050
		$ 1,417,206
Special Tax Revenue — 6.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 178,208
Bullhead City, AZ, Excise Taxes Revenue:
0.75%, 7/1/25	40	36,990
1.30%, 7/1/28	500	422,660
2.10%, 7/1/36	580	410,234
2.55%, 7/1/46	1,250	745,437
4.00%, 7/1/32	275	272,223
Phoenix Civic Improvement Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/45	1,000	858,050
Pinal County, AZ, Pledged Revenue, 4.00%, 8/1/36	500	467,160
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	875,500
		$ 4,266,462
Transportation — 6.7%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$ 1,006,460
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 4.00%, 7/1/37	1,500	1,347,990
(AMT), 4.00%, 7/1/38	1,000	881,830
(AMT), 5.00%, 7/1/49	1,455	1,372,749
		$ 4,609,029
Water and Sewer — 10.8%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$ 1,520,835
Gilbert Water Resources Municipal Property Corp., AZ:
4.00%, 7/1/36	750	731,872
Green Bonds, 4.00%, 7/15/47	1,000	855,180

Eaton Vance
Arizona Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue:
5.00%, 7/1/28	$860	$ 866,407
5.00%, 7/1/39(3)	1,000	1,052,440
5.25%, 7/1/47(3)	1,800	1,872,126
Tucson, AZ, Water System Revenue, 5.00%, 7/1/35	530	547,029
		$ 7,445,889
Total Tax-Exempt Municipal Obligations (identified cost $72,091,127)		$67,755,919

Taxable Municipal Obligations — 3.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.2%
Arizona Industrial Development Authority, (Doral Academy of Northern Nevada), 3.375%, 7/15/25(1)	$135	$ 130,132
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 3.00%, 2/15/24	45	44,595
		$ 174,727
General Obligations — 2.7%
Maricopa County Elementary School District No. 2, AZ, 4.50%, 7/1/24	$655	$ 648,063
Maricopa, AZ:
5.09%, 7/1/25	500	497,475
5.45%, 7/1/24	710	709,482
		$ 1,855,020
Special Tax Revenue — 0.9%
Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	$850	$ 601,163
		$ 601,163
Total Taxable Municipal Obligations (identified cost $2,896,984)		$ 2,630,910

Trust Units — 0.7%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.7%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$500	$ 490,625
Total Trust Units (identified cost $497,285)		$ 490,625
Total Investments — 102.9% (identified cost $75,485,396)		$70,877,454
Other Assets, Less Liabilities — (2.9)%		$(1,982,585)
Net Assets — 100.0%		$68,894,869
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $2,520,252 or 3.7% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2023.
(3)	When-issued security.
The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2023, 19.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 15.4% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

Eaton Vance
Arizona Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at October 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$67,755,919	$ —	$67,755,919
Taxable Municipal Obligations	—	2,630,910	—	2,630,910
Trust Units	—	490,625	—	490,625
Total Investments	$ —	$70,877,454	$ —	$70,877,454
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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